INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - Kar-Tel - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in subsidiaries
Net operating cash flows	$ 243	$ 231	$ 184
Net investing cash flows	(127)	(106)	(88)
Net financing cash flows	(117)	(114)	(97)
Net foreign exchange difference	(3)	(1)	(2)
Net increase / (decrease) in cash equivalents	$ (4)	$ 10	$ (3)